UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 2054
                                    Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Emmett M. Murphy
Address:      201 Main Street, Suite 1555
              Fort Worth, Texas 76102


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emmett M. Murphy
Title:     President
Phone:     817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas October 14, 2008

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total:  $79,053 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

							FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE

*** BARRICK GOLD CORP         COMMON            067901108   1470  40000       SH       SOLE                 40000       0     0
*** GOLDCORP INC              COMMON            380956409   1265  40000       SH       SOLE                 40000       0     0
*** MILLICOM INTERNATIONAL    OTC IS            L6388F110   3083  44900       SH       SOLE                 44900       0     0
YAMANA GOLD INC.              OTC IS            98462Y100   1250  150000      SH       SOLE                 150000      0     0
ACCELRYS INC.                 OTC IS            00430U103   430   78400       SH       SOLE                 78400       0     0
AMERICAN COMMERCIAL LINES     COMMON            025195207   1064  100000      SH       SOLE                 100000      0     0
ASPENBIO PHARMA INC           OTC IS            045346103   2585  414232      SH       SOLE                 414232      0     0
CASH AMERICA INVESTMENTS INC  COMMON            14754D100   9443  304600      SH       SOLE                 304600      0     0
CECO ENVIRONMENTAL CORP       OTC IS            125141101   1900  322500      SH       SOLE                 322500      0     0
CRUSADER ENERGY GROUP INC     OTC IS            228834107   3988  613500      SH       SOLE                 613500      0     0
ENGLOBAL CORPORATION          COMMON            293306106   3122  219214      SH       SOLE                 219214      0     0
FLOW INTERNATIONAL CORP       OTC IS            343468104   1082  138780      SH       SOLE                 138780      0     0
GMX RES INC                   OTC IS            38011M108   1482  20000       SH       SOLE                 20000       0     0
I-FLOW CORP NEW               OTC IS            449520303   3723  366800      SH       SOLE                 366800      0     0
INTERWOVEN INC                OTC IS            46114T508   4076  339379      SH       SOLE                 339379      0     0
INVERNESS MED TECHNOLOGY INC  COMMON            46126P106   6468  195000      SH       SOLE                 195000      0     0
IPASS INC                     OTC IS            46261V108   1621  783300      SH       SOLE                 783300      0     0
KEY ENERGY SERVICES INC       COMMON            492914106   6797  350000      SH       SOLE                 350000      0     0
MATRIX SERVICE CO             OTC IS            576853105   3706  160700      SH       SOLE                 160700      0     0
NATIONAL COAL CORP            OTC IS            632381208   2053  231501      SH       SOLE                 231501      0     0
NII HOLDINGS INC              OTC IS            62913F201   6174  130000      SH       SOLE                 130000      0     0
OSI SYSTEMS INC.              OTC IS            671044105   2142  100000      SH       SOLE                 100000      0     0
OYO GEOSPACE                  OTC IS            671074102   2063  35000       SH       SOLE                 35000       0     0
PALADIN RESOURCES LTD         OTC IS            Q7264T104   4296  700000      SH       SOLE                 700000      0     0
PENN OCTANE CORP.             OTC IS            707573101   30    15500       SH       SOLE                 15500       0     0
PETROHAWK ENERGY CORPORATION  COMMON            716495106   13018 281100      SH       SOLE                 281100      0     0
POLYCOM INC.                  COMMON            74837R104   2607  107000      SH       SOLE                 107000      0     0
QUIDEL CORP.                  OTC IS            74838J101   2976  179900      SH       SOLE                 179900      0     0
RADNET INC                    OTC IS            750491102   3492  563200      SH       SOLE                 563200      0     0
REALNETWORKS INC              OTC IS            75605L104   2940  445400      SH       SOLE                 445400      0     0
SHAW GROUP INC                COMMON            820280105   4943  80000       SH       SOLE                 80000       0     0
SPDR GOLD TRUST               COMMON            78463V107   2285  25000       SH       SOLE                 25000       0     0
SUN HEALTHCARE GROUP INC.     OTC IS            866933401   7197  537500      SH       SOLE                 537500      0     0
TAL INTERNATIONAL GROUP INC   COMMON            874083108   1565  68800       SH       SOLE                 68800       0     0
TENET HEALTHCARE/NATL MEDICAL COMMON            88033G100   2502  450000      SH       SOLE                 450000      0     0
TITAN INTERNATIONAL INC.-ILL  COMMON            88830M102   891   25000       SH       SOLE                 25000       0     0
UNIONBANCAL CORP              COMMON            908906100   3032  75000       SH       SOLE                 75000       0     0
VAALCO ENERGY INC             OTC IS            91851C201   3388  400000      SH       SOLE                 400000      0     0
VANTAGE ENERGY SERVICES INC   COMMON            G93205113   1935  224000      SH       SOLE                 224000      0     0
    Page Column Totals                                      79053